Supplement to the
Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF
November 29, 2019
Prospectus

Effective December 1, 2020, the following information replaces existing information under the “Investment Objective” heading for Fidelity ® MSCI Consumer Discretionary Index ETF:

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Consumer Discretionary 25/50 Index.

Effective December 1, 2020, the following information replaces existing information in the “Fund Summary” section under the “Principal Investment Strategies” heading for Fidelity ® MSCI Consumer Discretionary Index ETF:

  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Consumer Discretionary 25/50 Index, which represents the performance of the consumer discretionary sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Consumer Discretionary 25/50 Index.

Effective December 1, 2020, the following information replaces existing information under the “Investment Objective” heading for Fidelity ® MSCI Consumer Staples Index ETF:

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Consumer Staples 25/50 Index.

Effective December 1, 2020, the following information replaces existing information in the “Fund Summary” section under the “Principal Investment Strategies” heading for Fidelity ® MSCI Consumer Staples Index ETF:

  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Consumer Staples 25/50 Index, which represents the performance of the consumer staples sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Consumer Staples 25/50 Index.

Effective December 1, 2020, the following information replaces existing information under the “Investment Objective” heading for Fidelity ® MSCI Energy Index ETF:

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Energy 25/50 Index.

Effective December 1, 2020, the following information replaces existing information in the “Fund Summary” section under the “Principal Investment Strategies” heading for Fidelity ® MSCI Energy Index ETF:

  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Energy 25/50 Index, which represents the performance of the energy sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Energy 25/50 Index.

Effective December 1, 2020, the following information replaces existing information under the “Investment Objective” heading for Fidelity ® MSCI Financials Index ETF:

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Financials 25/50 Index.

Effective December 1, 2020, the following information replaces existing information in the “Fund Summary” section under the “Principal Investment Strategies” heading for Fidelity ® MSCI Financials Index ETF:

  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Financials 25/50 Index, which represents the performance of the financial sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Financials 25/50 Index.

Effective December 1, 2020, the following information replaces existing information under the “Investment Objective” heading for Fidelity ® MSCI Health Care Index ETF:

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Health Care 25/50 Index.

Effective December 1, 2020, the following information replaces existing information in the “Fund Summary” section under the “Principal Investment Strategies” heading for Fidelity ® MSCI Health Care Index ETF:

  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Health Care 25/50 Index, which represents the performance of the health care sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Health Care 25/50 Index.

Effective December 1, 2020, the following information replaces existing information under the “Investment Objective” heading for Fidelity ® MSCI Industrials Index ETF:

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Industrials 25/25 Index.

Effective December 1, 2020, the following information replaces existing information in the “Fund Summary” section under the “Principal Investment Strategies” heading for Fidelity ® MSCI Industrials Index ETF:

  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Industrials 25/25 Index, which represents the performance of the industrial sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Industrials 25/25 Index.

Effective December 1, 2020, the following information replaces existing information under the “Investment Objective” heading for Fidelity ® MSCI Information Technology Index ETF:

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Information Technology 25/50 Index.

Effective December 1, 2020, the following information replaces existing information in the “Fund Summary” section under the “Principal Investment Strategies” heading for Fidelity ® MSCI Information Technology Index ETF:

  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Information Technology 25/50 Index, which represents the performance of the information technology sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Information Technology 25/50 Index.

Effective December 1, 2020, the following information replaces existing information under the “Investment Objective” heading for Fidelity ® MSCI Materials Index ETF:

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Materials 25/50 Index.

Effective December 1, 2020, the following information replaces existing information in the “Fund Summary” section under the “Principal Investment Strategies” heading for Fidelity ® MSCI Materials Index ETF:

  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Materials 25/50 Index, which represents the performance of the materials sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Materials 25/50 Index.

Effective December 1, 2020, the following information replaces existing information under the “Investment Objective” heading for Fidelity ® MSCI Real Estate Index ETF:

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Real Estate 25/25 Index.

Effective December 1, 2020, the following information replaces existing information in the “Fund Summary” section under the “Principal Investment Strategies” heading for Fidelity ® MSCI Real Estate Index ETF:

  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Real Estate 25/25 Index, which represents the performance of the real estate sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Real Estate 25/25 Index.

Effective December 1, 2020, the following information replaces existing information under the “Investment Objective” heading for Fidelity ® MSCI Utilities Index ETF:

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Utilities 25/50 Index.

Effective December 1, 2020, the following information replaces existing information in the “Fund Summary” section under the “Principal Investment Strategies” heading for Fidelity ® MSCI Utilities Index ETF:

  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Utilities 25/50 Index, which represents the performance of the utilities sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Utilities 25/50 Index.

Effective December 1, 2020, for the Fidelity ® MSCI Consumer Discretionary Index ETF, each reference to the “MSCI USA IMI Consumer Discretionary Index” will be replaced with the “MSCI USA IMI Consumer Discretionary 25/50 Index” in the “Fund Basics – Investment Details” section under the “Principal Investment Strategies” heading.

Effective December 1, 2020, for the Fidelity ® MSCI Consumer Staples Index ETF, each reference to the “MSCI USA IMI Consumer Staples Index” will be replaced with the “MSCI USA IMI Consumer Staples 25/50 Index” in the “Fund Basics – Investment Details” section under the “Principal Investment Strategies” heading.

Effective December 1, 2020, for the Fidelity ® MSCI Energy Index ETF, each reference to the “MSCI USA IMI Energy Index” will be replaced with the “MSCI USA IMI Energy 25/50 Index” in the “Fund Basics – Investment Details” section under the “Principal Investment Strategies” heading.

Effective December 1, 2020, for the Fidelity ® MSCI Financials Index ETF, each reference to the “MSCI USA IMI Financials Index” will be replaced with the “MSCI USA IMI Financials 25/50 Index” in the “Fund Basics – Investment Details” section under the “Principal Investment Strategies” heading.

Effective December 1, 2020, for the Fidelity ® MSCI Health Care Index ETF, each reference to the “MSCI USA IMI Health Care Index” will be replaced with the “MSCI USA IMI Health Care 25/50 Index” in the “Fund Basics – Investment Details” section under the “Principal Investment Strategies” heading.

Effective December 1, 2020, for the Fidelity ® MSCI Industrials Index ETF, each reference to the “MSCI USA IMI Industrials Index” will be replaced with the “MSCI USA IMI Industrials 25/25 Index” in the “Fund Basics – Investment Details” section under the “Principal Investment Strategies” heading.

Effective December 1, 2020, for the Fidelity ® MSCI Information Technology Index ETF, each reference to the “MSCI USA IMI Information Technology Index” will be replaced with the “MSCI USA IMI Information Technology 25/50 Index” in the “Fund Basics – Investment Details” section under the “Principal Investment Strategies” heading.

Effective December 1, 2020, for the Fidelity ® MSCI Materials Index ETF, each reference to the “MSCI USA IMI Materials Index” will be replaced with the “MSCI USA IMI Materials 25/50 Index” in the “Fund Basics – Investment Details” section under the “Principal Investment Strategies” heading.

Effective December 1, 2020, for the Fidelity ® MSCI Real Estate Index ETF, each reference to the “MSCI USA IMI Real Estate Index” will be replaced with the “MSCI USA IMI Real Estate 25/25 Index” in the “Fund Basics – Investment Details” section under the “Principal Investment Strategies” heading.

Effective December 1, 2020, for the Fidelity ® MSCI Utilities Index ETF, each reference to the “MSCI USA IMI Utilities Index” will be replaced with the “MSCI USA IMI Utilities 25/50 Index” in the “Fund Basics – Investment Details” section under the “Principal Investment Strategies” heading.

The following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Risks” heading.

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund's NAV changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because each fund's investments may be concentrated in a particular industry or group of related industries to approximately the same extent that the underlying index is concentrated, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because Fidelity® MSCI Communication Services Index ETF, Fidelity ® MSCI Consumer Discretionary Index ETF, Fidelity ® MSCI Consumer Staples Index ETF, Fidelity ® MSCI Energy Index ETF, Fidelity ® MSCI Financials Index ETF, Fidelity ® MSCI Health Care Index ETF, Fidelity ® MSCI Information Technology Index ETF, Fidelity ® MSCI Materials Index ETF, and Fidelity ® MSCI Utilities Index ETF may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

Effective December 1, 2020, for the Fidelity ® MSCI Consumer Discretionary Index ETF, the following information will be included in the “Additional Index Information” section:

The MSCI USA IMI Consumer Discretionary 25/50 Index is a modified market capitalization-weighted index that captures the large, mid cap and small cap segments of the U.S. market. All securities in the index are classified in the Consumer Discretionary sector according to the Global Industry Classification Standard (GICS®).

Effective December 1, 2020, for the Fidelity ® MSCI Consumer Staples Index ETF, the following information will be included in the “Additional Index Information” section:

The MSCI USA IMI Consumer Staples 25/50 Index is a modified market capitalization-weighted index that captures the large, mid cap and small cap segments of the U.S. market. All securities in the index are classified in the Consumer Staples sector according to the GICS®.

Effective December 1, 2020, for the Fidelity ® MSCI Energy Index ETF, the following information will be included in the “Additional Index Information” section:

The MSCI USA IMI Energy 25/50 Index is a modified market capitalization-weighted index that captures the large, mid cap and small cap segments of the U.S. market. All securities in the index are classified in the Energy sector according to the GICS®.

Effective December 1, 2020, for the Fidelity ® MSCI Financials Index ETF, the following information will be included in the “Additional Index Information” section:

The MSCI USA IMI Financials 25/50 Index is a modified market capitalization-weighted index that captures the large, mid cap and small cap segments of the U.S. market. All securities in the index are classified in the Financials sector according to the GICS®.

Effective December 1, 2020, for the Fidelity ® MSCI Health Care Index ETF, the following information will be included in the “Additional Index Information” section:

The MSCI USA IMI Health Care 25/50 Index is a modified market capitalization-weighted index that captures the large, mid cap and small cap segments of the U.S. market. All securities in the index are classified in the Health Care sector according to the GICS®.

Effective December 1, 2020, for the Fidelity ® MSCI Industrials Index ETF, the following information will be included in the “Additional Index Information” section:

The MSCI USA IMI Industrials 25/25 Index is a modified market capitalization-weighted index that captures the large, mid cap and small cap segments of the U.S. market. All securities in the index are classified in the Industrials sector according to the GICS®.

Effective December 1, 2020, for the Fidelity ® MSCI Information Technology Index ETF, the following information will be included in the “Additional Index Information” section:

The MSCI USA IMI Information Technology 25/50 Index is a modified market capitalization-weighted index that captures the large, mid cap and small cap segments of the U.S. market. All securities in the index are classified in the Information Technology sector according to the GICS®.

Effective December 1, 2020, for the Fidelity ® MSCI Materials Index ETF, the following information will be included in the “Additional Index Information” section:

The MSCI USA IMI Materials 25/50 Index is a modified market capitalization-weighted index that captures the large, mid cap and small cap segments of the U.S. market. All securities in the index are classified in the Materials sector according to the GICS®.

Effective December 1, 2020, for the Fidelity ® MSCI Real Estate Index ETF, the following information will be included in the “Additional Index Information” section:

The MSCI USA IMI Real Estate 25/25 Index is a modified market capitalization-weighted index that captures the large, mid cap and small cap segments of the U.S. market. All securities in the index are classified in the Real Estate sector according to the GICS®.

Effective December 1, 2020, for the Fidelity ® MSCI Utilities Index ETF, the following information will be included in the “Additional Index Information” section:

The MSCI USA IMI Utilities 25/50 Index is a modified market capitalization-weighted index that captures the large, mid cap and small cap segments of the U.S. market. All securities in the index are classified in the Utilities sector according to the GICS®.

EXT-20-01 1.9858004.111	September 25, 2020